CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income	$ 94,685	$ 106,461	$ 46,172
Adjustments to reconcile net income to net cash provided by operating activities:
Impairment of available for sale marketable securities	0	0	700
Gain derived from deconsolidation of subsidiary, consolidation of affiliate and equity in losses )gains) of affiliated companies	(90,859)	(60,684)	(3,744)
Impairment of other investments	464	0	0
Depreciation and amortization	8,962	24,349	25,650
Changes in value of debentures	0	670	2,070
Decrease in accrued severance pay, net	(134)	(1,645)	(1,132)
Gain from sale of operation and subsidiaries	0	0	(136)
Loss (gain) from sale of property, plants and equipment	0	15	0
Stock-based compensation expenses	4,983	3,978	4,920
Changes in value of long term loans and deposits, net	(6,168)	21	360
Changes in deferred taxes, net	14,393	728	(923)
Change in liability in respect of business combinations	(3,344)	(845)	429
Gain from sale and increase in value of marketable securities classified as trading	(397)	(472)	(376)
Realized gain from sale of available for sale securities	0	0	(31)
Decrease (increase) in inventories	(153)	(128)	346
Decrease (increase) in trade receivables	(13,595)	(5,658)	76
Decrease (increase) in other current and long-term accounts receivable	(5,678)	(9,113)	2,506
Increase in trade payables	5,331	3,324	3,421
Increase (decrease) in other accounts payable and employees and payroll accrual	848	2,515	(7,448)
Increase (decrease) in deferred revenues	7,335	5,035	208
Net cash provided by operating activities	16,673	68,551	73,068
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired (Appendix C)	(8,412)	(13,253)	(20,047)
Purchase of controlling interest in an affiliated company, net of cash acquired (Appendix D)	42,442	0	14,052
Changes due to deconsolidation and realization of investments in previously-consolidated subsidiaries (Appendix E)	(37,374)	(31,105)	0
Proceeds from sale of activity in a consolidated company	0	0	136
Changes in restrictions on short term deposit	(87)	(193)	0
Purchase of property and equipment	(4,038)	(6,868)	(4,994)
Proceeds from sale of (investment in) marketable securities, net	218	(1,519)	2,507
Proceeds from sale of property, plants and equipment	0	102	0
Investment in and loans to affiliates and other companies	(7,613)	0	(364)
Dividends from affiliated company	1,891	0	0
Changes in short term deposits, net	(6,141)	(597)	5,235
Capitalization of software development and other costs	(703)	(9,899)	(8,433)
Net cash used in investing activities	(19,817)	(63,332)	(11,908)
Cash flows from financing activities:
Exercise of employees stock options in subsidiaries	166	3,036	1,508
Dividend paid to non-controlling interests in subsidiaries	(12,131)	(16,648)	(12,940)
Dividend to Formula's shareholders	(11,629)	(5,444)	76
Short-term bank credit, net	5,572	2,301	422
Repayment of long-term loans from banks and others	(25,119)	(17,586)	(12,982)
Proceeds from long term loans	91,706	21,493	41,505
Purchase of non-controlling interests and redeemable non-controlling interests	(1,727)	(4,447)	(19,166)
Cash paid in conjunction with acquisitions of activities	(14,840)	(3,863)	(3,669)
Repayment of capital lease	(445)	(456)	(188)
Repayment of debenture	0	(16,792)	(33,015)
Net cash provided by financing activities	31,553	(38,406)	(38,449)
Effect of exchange rate changes on cash and cash equivalents	(3,116)	4,072	355
Increase (decrease) in cash and cash equivalents	25,293	(29,115)	23,066
Cash and cash equivalents at beginning of year	82,123	111,238	88,172
Cash and cash equivalents at end of year	107,416	82,123	111,238
Supplemental cash flow information:
Cash paid in respect of Interest	5,400	4,808	4,251
Cash paid in respect of Income tax	14,467	14,371	17,986
Non-cash activities:
Dividend payable to Formula's shareholders	7,876	0	0
Purchase of property and equipment	0	2,780	0
Assets and liabilities of subsidiaries consolidated as of acquisition date:
Working capital (other than cash and cash equivalents)	(4,400)	(1,534)	(3,312)
Property and equipment	(92)	(78)	(760)
Goodwill and intangible assets	(5,778)	(16,891)	(43,536)
Long-term liabilities	659	5,038	7,215
Deferred tax liability, net	408	212	687
Liability to formerly shareholders	791	0	0
Cash paid in conjunction with acquisitions of activities	0	0	(140)
Redeemable non-controlling interests at acquisition date	0	0	19,555
Non-controlling interests at acquisition date	0	0	244
Total	(8,412)	(13,253)	(20,047)
Assets and liabilities of subsidiaries consolidated as of acquisition date:
Working capital (other than cash and cash equivalents)	4,873	0	10,835
Marketable securities	(33,098)	0	0
Other long term assets, deferred expenses	(2,554)	0	0
Property and equipment	(4,763)	0	(1,814)
Goodwill and intangible assets	(287,441)	0	(161,319)
Long-term liabilities	7,449	0	3,211
Deferred tax liability (asset), net	8,616	0	(247)
Investment in affiliated company	161,810	0	75,242
Redeemable non-controlling interests at acquisition date	159	0	0
Non-controlling interests at acquisition date	178,863	0	82,565
Adjustment to other comprehensive (loss) gain	5,115	0	2,169
Gain from purchase of controlling interests in an affiliated company	3,413	0	3,410
Total	42,442	0	14,052
Changes due to deconsolidation and realization of investments in previously-consolidated subsidiaries:
Working capital (other than cash and cash equivalents)	18,720	(12,114)	0
Property and equipment	1,849	4,085	0
Other assets, deferred expenses and long term payables	(3,954)	571	0
Deferred tax asset, net	(1,578)	0	0
Goodwill and intangible assets	94,135	160,960	0
Liabilities to banks	(3,172)	0	0
Redeemable non-controlling interests at loss of control date	(2,806)	0	0
Non-controlling interests at loss of control date	(65,769)	(84,228)	0
Investment in affiliated company presentation due to loss of control	(168,810)	(158,592)
Adjustment to other comprehensive (loss) gain	10,491	(2,951)	0
Gain from realization of investments in subsidiaries	83,520	61,164	0
Total	$ (37,374)	$ (31,105)	$ 0